Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Company’s Option Activity	A summary of the status of options under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at December 31, 2023	15,728,176	$3.83	6.23	75,997
Granted	769,008	10.41
Exercised	2,487,028	2.80
Forfeited	122,823	5.95
Expired	5,297	8.27
Outstanding at June 30, 2024	13,882,036	$4.36	6.15	105,409
Exercisable at June 30, 2024	9,905,245	$3.21	5.06	86,556

Schedule of Status of RSUs Under the Plan	A summary of the status of RSUs under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:
June 30, 2024
(Unaudited)
Unvested at beginning of year	8,160,149
Granted	2,547,701
Vested	1,708,047
Forfeited	518,079
Unvested at end of the period	8,481,724

Schedule of Weighted-Average Assumptions for Options Granted to Employees and Non-Employees	The Company used the following weighted-average assumptions for options granted to employees and non-employees:
Six months ended June 30,
2024
Contractual period in years	10
Volatility	45.9% - 50.1%
Risk free interest rate	4.2% - 4.4%
Dividend yield	0%
Exercise price	$9.25 - $11.53
Fair value of Ordinary Share	$9.25 - $11.53
Expected term	6.12

Schedule of Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the six months ended June 30, 2024 and 2023, was comprised as follows:
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Cost of revenues	$1,093	$800
Research and development	3,071	2,281
Sales and marketing	4,391	3,179
General and administrative	3,696	2,797
	12,251	9,057